Derivative and Hedging Instruments	12 Months Ended
Dec. 31, 2013
Derivative and Hedging Instruments

(5)    Derivative and Hedging Instruments

The Company uses derivatives as a risk management strategy to economically hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Financial Statements using valuation techniques further discussed in note 6. None of the derivative investments held by the Company qualify as hedging instruments for accounting purposes.

(a)	Interest Rate Swaps

The Company utilizes interest rate swaps to economically hedge certain variable annuity guarantee benefits. The Company can receive the fixed or variable rate. The interest rate swaps are traded in 10-, 20-, and 30-year maturities. The Company will only enter into over-the-counter (OTC) interest rate swap contracts with counterparties rated A– or better. The interest rate swaps are subject to the rules of the International Swaps and Derivatives Association, Inc. and associated CSA agreements.

(b)	Futures

The Company utilizes futures to economically hedge fixed-indexed annuity and variable annuity guarantees. The futures contracts do not require an initial investment except for the initial margin described below and the Company is required to settle cash daily based on movements of the representative index. Therefore, no asset or liability is recorded as of December 31, 2013 and 2012.

The Company is required to post collateral for futures contracts by the Chicago Mercantile Exchange. The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. Collateral posted at December 31, 2013 and 2012, had a fair value of $12,366 and $13,279, respectively, and is included in fixed-maturity securities on the Balance Sheets.

(c)	Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Statements of Operations. These embedded derivatives are classified within account balances and future policy benefit reserves on the Balance Sheets.

Certain fixed-indexed annuity products and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within account balances and future policy benefit reserves on the Balance Sheets with changes in fair value reported in change in fair value of annuity embedded derivatives on the Statements of Operations.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, as of December 31:

	Fair value
Derivative instruments, net	2013	2012
GMWB	$9,084	(52,138)
GMAB	(2,498)	(14,527)
MVLO	(29,226)	(28,960)
Interest rate swaps	(67,765)	(3,271)

Total derivative instruments, net	$(90,405)	(98,896)

Location in balance sheets
Derivatives	$5,508	2,159
Account balances and future policy benefit reserves	(22,640)	(95,625)
Other derivative liabilities	(73,273)	(5,430)

Total derivative instruments, net	$(90,405)	(98,896)

The following table presents the gains or losses recognized in income on the various derivative instruments:

Derivative instruments, net		Amount of gains (losses) on derivatives recognized for the years ended December 31
	Location in statements of operations	2013	2012	2011
GMWB	Change in fair value of annuity embedded derivatives	$61,222	7,103	(54,353)
GMAB	Change in fair value of annuity embedded derivatives	11,899	(290)	(11,781)
MVLO	Change in fair value of annuity embedded derivatives	(1,575)	(9,286)	3,778

	Total change in fair value of annuity embedded derivatives	71,546	(2,473)	(62,356)
MVLO	Policy fees	1,061	301	(4,379)
MVLO	Policyholder benefits	248	127	(276)
Interest rate swaps	Change in fair value of assets and liabilities	(58,289)	110	—
Futures	Change in fair value of assets and liabilities	(20,684)	(14,786)	(8,116)

	Total derivative loss	$(6,118)	(16,721)	(75,127)

(d)	Offsetting Assets and Liabilities

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2013
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$5,508	—	5,508	(5,508)	—	—
Derivative liabilities	(73,273)	—	(73,273)	5,508	66,853	(912)

Net derivatives	$(67,765)	—	(67,765)	—	66,853	(912)

	December 31, 2012
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$2,159	—	2,159	(713)	(1,441)	5
Derivative liabilities	(5,430)	—	(5,430)	713	1,525	(3,192)

Net derivatives	$(3,271)	—	(3,271)	—	84	(3,187)

(1)	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.